Dreyfus

LifeTime

Portfolios, Inc.

SEMIANNUAL REPORT March 31, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Performance

                                 Statement of Investments

                             8   Income Portfolio

                            15   Growth & Income Portfolio

                            27   Growth Portfolio

                                 Statement of Financial Futures

                            14   Income Portfolio

                            26   Growth & Income Portfolio

                            33   Growth Portfolio

                            34   Statement of Assets and Liabilities

                            36   Statement of Operations

                                 Statement of Changes in Net Assets

                            37   Income Portfolio

                            39   Growth & Income Portfolio

                            41   Growth Portfolio

                                 Financial Highlights

                            43   Income Portfolio

                            45   Growth & Income Portfolio

                            47   Growth Portfolio

                            49   Notes to Financial Statements

                                                       FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                                       Back Cover

                                                                 The Portfolios

                                              Dreyfus LifeTime Portfolios, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 2000 through March 31, 2001. Inside, you' ll find valuable information about how the portfolios were managed during the reporting period, including a discussion with the portfolio manager, Steven A. Falci.

The past six months have generally been good for high quality bonds, but troublesome for the stock market. The Standard & Poor's 500 Composite Stock Price Index fell more than 18% during the period. However, the worst of the stock market' s decline was concentrated among growth stocks such as technology providers, which had reached lofty price levels in 1999 and early 2000. Slowing economic growth and lower short-term interest rates helped boost the value of interest-rate-sensitive bonds such as U.S. Treasury securities, as did robust demand from investors fleeing the uncertainty of a falling stock market. However, these same conditions hurt the performance of credit-sensitive bonds, including high yield corporate securities.

In our view, these divergent results indicate that diversified investors fared well compared to those who focused solely on one type of investment, such as equities, or one style of investing. We believe that a diversified investment approach can continue to serve investors well, which is why we continually
stress   the  importance  of  diversification,  a  basic  tenet  of  investing.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our website at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
April 16, 2001




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2001, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                                CUSTOMIZED BLENDED INDEX(2,3)
--------------------------------------------------------------------------------

Investor Shares                          -15.76%               -11.89%
Restricted Shares                        -15.72%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                           -7.39%                -4.90%
Restricted Shares                         -7.23%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                            0.30%                 0.97%
Restricted Shares                          0.42%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a -18.74% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The total return for the Income Portfolio also compares to a 7.21% total return for the Lehman Brothers Intermediate Government/Credit Bond Index.(3)

We attribute the underperformance of the Growth Portfolio and the Growth and Income Portfolio to our asset allocation strategy. We had reduced our exposure to stocks during the first half of the reporting period, which helped performance when the stock market was selling off. However, by the second half of the period we saw the stock market as undervalued, and we increased our exposure to stocks. The portfolios' performance suffered when stocks continued to sell off sharply in the early part of 2001.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most
                                                                  The Portfolios


DISCUSSION OF PERFORMANCE (CONTINUED)

conservative of the three; Growth and Income Portfolio, a more moderate fund; and Growth Portfolio, the most aggressive of the three. While the portfolios are managed using the same basic investment philosophy, each varies according to its own investment goals and risk tolerance levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks; Growth Portfolio -- 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth Portfolio and Growth and Income Portfolio are 65% and 35%, respectively. The allowable maximum equity positions for the Growth Portfolio and the Growth and Income Portfolio are 100% and 65%, respectively. In addition, we use proprietary computer models that assess the relative values of stock and bond prices across different markets using variables such as price-to-earnings ratios, interest-rate levels and the shape
of    the    yield    curve.

What other factors influenced the portfolios' performance?

Our limited exposure to equities during the first half of the reporting period and our heavy emphasis on stocks during the second half had the greatest impact on the portfolios' performance. In addition, our stock selection strategy hurt us in the first part of the period, but improved over the last few months.

In October and November 2000, we maintained limited exposure to the equity market, a move that benefited our overall performance when equities sold off sharply and bonds generally gained value. However, our individual stock selection strategy held back our performance. This was because our broad-based investment approach considers both valuations and a company's ability to grow its earnings relative to its competitors. During this period, the market was narrowly driven by valuations with little regard for earnings. By December 2000, we were neutrally rated to stocks as they were fairly valued relative to bonds.


However, by late January, we increased our exposure to the equity market in response to declining interest rates and our belief that the stock market now appeared undervalued relative to bonds. This new positioning hurt us when the stock markets sold off again in mid-February. However, within the equity component the market began to reward companies that fit our investment criteria, and the fund began to benefit from our stock selection strategy.

The portfolios' fixed-income components are managed in a way that closely emulates the benchmark. By holding a diverse array of corporate bonds across all quality ratings, we were able to boost income returns for all three portfolios. In addition, we limited our exposure to bonds that had potential credit problems, including Lucent, Motorola, JC Penney and California Utility.

What is the current strategy for the portfolios?

Our strategy for the Income Portfolio is to consistently manage the fund in a structured manner so that it closely emulates the characteristics of the benchmark. Accordingly, our asset mix is unchanged: approximately 67.5% bonds,
22.5%    stocks    and    10%    cash.

On the other hand, our strategy for the Growth Portfolio and the Growth and Income Portfolio can be divided into two separate components: asset allocation and stock selection. As for our current asset allocation strategy, as of the end of the period we are maintaining our emphasis on stocks because we continue to
believe    that    equities    are    undervalued    relative    to    bonds.

With regard to our stock selection strategy, we believe that our long-term success depends on our ability to view a number of different factors that can influence the price of a stock, including its valuation level and its ability to grow its earnings relative to its peer group. By viewing several characteristics rather than only a stock's valuation level, we believe we are better positioned
to    uncover    stocks    that    have   solid   potential   going   forward.

April 16, 2001

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                   ASSET CLASS EXPOSURE AS OF MARCH 31, 2001

Growth and Income Portfolio
Large Cap Domestic Equity - 43.10%
Fixed Income - 40.24%
Small Cap Domestic Equity 10.97%
Foreign Equity - 4.55%
Short Term and Net Cash - 1.14%

Growth Portfolio
Large Cap Domestic Equity - 68.13%
Small Cap Domestic Equity - 17.60%
Foreign Equity - 12.00%
Short Term and Net Cash - 2.27%


(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE Growth Portfolio, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN



THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

   FOR THE Growth and Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

   FOR THE Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

STATEMENT OF INVESTMENTS

March 31, 2001 (Unaudited)


INCOME PORTFOLIO

                                                                                              Principal

BONDS AND NOTES--66.8%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--15.3%

AMVESCAP PLC, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                  202,257

Allstate, Sr. Notes,

   7.875%, 2005                                                                                 300,000                  323,120

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                1,000,000                1,024,882

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                  500,000                  507,135

Australia & New Zealand Banking Group, Sub. Notes,

   7.55%, 2006                                                                                  150,000                  160,016

Bank One, Sub. Notes,

   6%, 2009                                                                                     300,000                  288,507

Bank of America, Sub. Notes:

   7.875%, 2002                                                                                 200,000                  208,913

   7.80%, 2010                                                                                  250,000                  268,748

CIT Group, Sr. Notes,

   6.15%, 2002                                                                                  200,000                  201,981

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                  450,000                  474,371

Deutsche Telekom, Bonds,

   8%, 2010                                                                                     200,000                  204,595

Diageo Capital PLC, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                  196,004

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  150,000                  149,887

European Investment Bank, Notes,

   5.625%, 2006                                                                                 250,000                  253,280

Fairfax Financial Holdings, Notes,

   7.375%, 2006                                                                                 150,000                  136,231

Fleet Boston, Notes,

   7.375%, 2009                                                                                 135,000                  144,183

Ford Motor Credit, Sr. Notes,

   5.75%, 2004                                                                                  600,000                  621,747

General Motors Acceptance Corp., Notes,

   5.63%, 2003                                                                                  800,000                  802,508

HSBC Holding PLC, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  106,704




INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal

BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  158,838

Household Finance, Sr. Unsub. Notes,

   5.875%, 2009                                                                                 500,000                  481,895

Inter-American Development Bank:

  Bonds,

      6.125%, 2002                                                                              300,000                  306,821

   Sr. Unsub. Notes,

      6.50%, 2004                                                                               200,000                  209,446

International Bank for Reconstruction & Development, Notes,

   5%, 2006                                                                                     250,000                  247,557

Key Bank, Sub. Notes,

   7%, 2011                                                                                     150,000                  152,946

Kingdom of Spain, Notes,

   7%, 2005                                                                                     150,000                  160,310

Lehman Brothers, Sr. Sub. Notes,

   6.625%, 2008                                                                                 100,000                  100,323

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000                  257,446

Malaysia, Bonds,

   8.75%, 2009                                                                                  150,000                  165,678

Merrill Lynch, Notes,

   6%, 2009                                                                                     250,000                  245,198

Morgan Stanley Dean Witter, Sr. Unsub.,

   7.125%, 2003                                                                                 500,000                  517,259

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  400,000                  414,824

Ontario (Province Of), Bonds,

   7.625%, 2004                                                                                 250,000                  267,106

Republic of Italy, Deb.,

   6%, 2003                                                                                     250,000                  256,581

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000                  222,500

Royal Bank of Scotland PLC, Sub. Notes,

   6.375%, 2011                                                                                 160,000                  155,176

Salomon Smith Barney Holdings, Notes,

   6.25%, 2003                                                                                  250,000                  254,915

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Sanwa Finance Aruba, Gtd. Notes,

   8.35%, 2009                                                                                  100,000                  105,092

Sumitomo Bank International Finance, Notes,

   8.50%, 2009                                                                                  150,000                  159,803

Transamerica Financial, Notes,

   7.25%, 2002                                                                                  300,000                  307,128

US Bank, Notes,

   5.70%, 2008                                                                                  300,000                  288,078

United Mexican States, Notes,

   9.875%, 2010                                                                                 150,000                  161,400

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  200,000  (a)             211,558

Wells Fargo:

  Notes,

      6.50%, 2002                                                                               275,000                  280,849

   Sub. Notes,

      6.25%, 2008                                                                               150,000                  150,206

Westpac Banking, Sub. Deb.,

   7.875%, 2002                                                                                 400,000                  415,606

                                                                                                                      12,929,608

INDUSTRIAL--8.0%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  150,000                  157,886

Alcoa, Notes,

   7.375%, 2010                                                                                 100,000                  109,382

Campbell Soup, Notes,

   6.75%, 2011                                                                                  160,000                  161,745

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  214,767

Coca-Cola, Notes,

   5.75%, 2011                                                                                  100,000                  99,187

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  243,862

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 150,000                  162,619

Cox Communications, Notes,

   6.875%, 2005                                                                                 400,000                  409,564

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                  155,877



INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                  500,000                  510,841

Electronic Data Systems, Notes,

   7.125%, 2009                                                                                 100,000                  105,140

Federated Department Stores, Sr. Notes,

   8.125%, 2002                                                                                 300,000                  310,841

General Electric Capital, Deb.,

   8.85%, 2005                                                                                  300,000                  336,151

General Motors, Notes,

   7.20%, 2011                                                                                  165,000                  169,686

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                  213,358

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                  209,625

Ingersoll-Rand, Notes,

   5.75%, 2003                                                                                  500,000                  502,828

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  175,000                  193,869

Marconi, Notes,

   7.75%, 2010                                                                                  100,000                   96,082

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  175,000                  186,956

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  176,880

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  243,200

Pharmacia, Notes,

   5.375%, 2001                                                                                 500,000                  500,732

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                  156,759

Safeway, Notes,

   7.50%, 2009                                                                                  200,000                  213,500

Target, Notes,

   7.50%, 2005                                                                                  200,000                  213,237

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000                  266,336

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 150,000                  161,028

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Viacom, Sr. Notes,

   7.75%, 2005                                                                                  175,000                  187,441

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 100,000                  105,979

                                                                                                                       6,775,358

TRANSPORTATION--.2%

Delta Air Lines, Pass Thru Ctfs.,

   7.57%, 2010                                                                                  150,000                  162,988

UTILITIES--5.0%

AT&T Canada, Sr. Notes,

   7.65%, 2006                                                                                  150,000                  148,767

France Telecom, Notes,

   7.20%, 2006                                                                                  225,000                  228,964

Kellogg, Notes,

   6%, 2006                                                                                     250,000  (a)             250,905

KeySpan, Notes,

   7.25%, 2005                                                                                  150,000                  159,226

Kinder Morgan, Sr. Notes,

   6.65%, 2005                                                                                  350,000                  356,931

MCI Worldcom, Sr. Notes,

   6.40%, 2005                                                                                  500,000                  490,698

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                  500,000                  498,354

New Jersey Bell Telephone, Deb.,

   5.875%, 2006                                                                                 300,000                  295,603

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  216,069

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                                 500,000                  511,175

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  170,000  (a)             180,393

Sempra Energy, Notes,

   7.95%, 2010                                                                                  150,000                  151,432

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                  300,000                  295,657




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  152,380

United Tech, Notes,

   7.125%, 2010                                                                                 150,000                  161,833

Vodafone Group, Unsub. Notes,

   7.75%, 2010                                                                                  135,000                  145,726

                                                                                                                       4,244,113

U.S. GOVERNMENT & AGENCIES--38.3%

Federal Home Loan Bank, Bonds,

   Ser. 121, 5.25%, 4/25/2002                                                                 1,830,000                1,844,210

Federal Home Loan Mortgage Corp., Notes:

   5.50%, 5/15/2002                                                                             500,000                  505,382

   7%, 7/15/2005                                                                              1,000,000                1,068,961

   5.75%, 4/15/2008                                                                             500,000                  507,292

   5.75%, 3/15/2009                                                                             600,000                  603,750

Federal National Mortgage Association, Notes:

   5.25%, 1/15/2003                                                                           1,400,000                1,415,803

   5.75%, 6/15/2005                                                                           1,300,000                1,327,798

   5.25%, 1/15/2009                                                                           2,905,000                2,841,874

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,750,000                2,157,137

   7.625%, 2/15/2007                                                                            500,000                  513,240

U.S. Treasury Notes:

   6.375%, 8/15/2002                                                                          2,370,000                2,439,180

   5.75%, 11/30/2002                                                                          1,600,000                1,638,496

   5.375%, 6/30/2003                                                                            300,000                  307,092

   5.75%, 8/15/2003                                                                           3,225,000                3,330,974

   7.25%, 8/15/2004                                                                           3,520,000                3,820,819

   5.875%, 11/15/2004                                                                           155,000                  161,924

   7.875%, 11/15/2004                                                                         2,310,000                2,564,354

   6.50%, 8/15/2005                                                                             450,000                  483,728

   7%, 7/15/2006                                                                              1,085,000                1,201,421

   6.625%, 5/15/2007                                                                          2,125,000                2,329,956

   4.75%, 11/15/2008                                                                            400,000                  395,560

   6%, 8/15/2009                                                                                800,000                  854,840

                                                                                                                      32,313,791

TOTAL BONDS AND NOTES

   (cost $54,922,911)                                                                                                 56,425,858

                                                                                             The Portfolios


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal

SHORT-TERM INVESTMENTS--33.6%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--10.0%

  Greenwich Capital Markets,

  Repurchase Agreement, 5.25%

  dated 3/30/2001 to be repurchased

  at $8,493,714 on 4/2/2001,

  collateralized by $8,010,000

  Federal Home Loan Mortgage Notes,

   7% due 7/15/2005, value $8,538,180                                                         8,490,000                8,490,000

U.S. TREASURY BILLS--23.6%

   4.60%, 4/12/2001                                                                          10,000,000                9,987,500

   4.606%, 5/17/2001                                                                         10,000,000                9,945,200

                                                                                                                      19,932,700

TOTAL SHORT-TERM INVESTMENTS

   (cost $28,412,446)                                                                                                 28,422,700
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $83,335,357)                                                             100.4%               84,848,558

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.4%)                (322,735)

NET ASSETS                                                                                       100.0%               84,525,823

(A)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2001,
THESE SECURITIES AMOUNTED TO $642,856 OR APPROXIMATELY .8% OF NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF FINANCIAL FUTURES

March 31, 2001 (Unaudited)

                                                                   Market Value                                        Unrealized

                                                                     Covered by                                     (Depreciation)

                                            Contracts             Contracts ($)            Expiration              at 3/31/01 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                              64                18,707,200             June 2001                 (1,475,662)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

March 31, 2001 (Unaudited)


GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--41.8%                                                                             Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.5%

Philip Morris Cos.                                                                               30,200                1,432,990

CONSUMER CYCLICAL--3.6%

Best Buy                                                                                          6,900  (a)             248,124

CVS                                                                                              10,200                  596,598

Ford Motor                                                                                       31,800                  894,216

Home Depot                                                                                        9,100                  392,210

Johnson Controls                                                                                  6,100                  381,006

Lowe's Cos.                                                                                       9,400                  549,430

May Department Stores                                                                            14,700                  521,556

RadioShack                                                                                        7,700                  282,513

Safeway                                                                                           6,500  (a)             358,475

Sears, Roebuck & Co.                                                                             21,600                  761,832

Southwest Airlines                                                                               26,700                  473,925

Starwood Hotels & Resorts Worldwide                                                              12,700                  431,927

TJX Cos.                                                                                         15,800                  505,600

Target                                                                                           22,700                  819,016

Tiffany & Co.                                                                                    11,100                  302,475

Toys R Us                                                                                        20,800  (a)             522,080

Wal-Mart Stores                                                                                  30,500                1,540,250

Wendy's International                                                                            16,000                  357,120

                                                                                                                       9,938,353

CONSUMER STAPLES--2.1%

Archer-Daniels-Midland                                                                           25,000                  328,750

Avon Products                                                                                    16,100                  643,839

Campbell Soup                                                                                    13,100                  391,297

Coca-Cola                                                                                         9,200                  415,472

Colgate-Palmolive                                                                                13,900                  768,114

ConAgra Foods                                                                                    21,800                  397,632

General Mills                                                                                    12,600                  541,926

Pepsi Bottling Group                                                                              8,200                  311,682

PepsiCo                                                                                          25,600                1,125,120

Procter & Gamble                                                                                  8,400                  525,840

SYSCO                                                                                            11,600                  307,516

                                                                                                                       5,757,188

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--3.6%

Amerada Hess                                                                                     10,600                  828,072

Apache                                                                                            8,100                  466,641

BJ Services                                                                                       7,600  (a)             541,120

Chevron                                                                                          12,400                1,088,720

Devon Energy                                                                                      8,300                  483,060

ENSCO International                                                                               9,900                  346,500

Exxon Mobil                                                                                      31,400                2,543,400

Kerr-McGee                                                                                        7,200                  467,280

KeySpan                                                                                           9,700                  369,861

Noble Drilling                                                                                    8,100  (a)             373,896

Occidental Petroleum                                                                             34,100                  843,975

Phillips Petroleum                                                                                9,500                  522,975

Sunoco                                                                                           13,400                  434,562

USX-Marathon Group                                                                               18,900                  509,355

                                                                                                                       9,819,417

HEALTH CARE--5.8%

Abbott Laboratories                                                                              30,700                1,448,733

Amgen                                                                                             6,300  (a)             379,181

Andrx Group                                                                                       6,900  (a)             338,100

Baxter International                                                                              5,000                  470,700

Bristol-Myers Squibb                                                                             28,800                1,710,720

Cardinal Health                                                                                  10,300                  996,525

Forest Laboratories                                                                               5,500  (a)             325,820

IVAX                                                                                              9,500  (a)             299,250

Johnson & Johnson                                                                                19,500                1,705,665

Lilly (Eli) & Co.                                                                                18,200                1,395,212

Merck & Co.                                                                                      35,400                2,686,860

Pfizer                                                                                           81,300                3,329,235

Tenet Healthcare                                                                                  8,400  (a)             369,600

Wellpoint Health Networks                                                                         4,600  (a)             438,426

                                                                                                                      15,894,027

INTEREST SENSITIVE--9.3%

Ambac Financial Group                                                                            13,000                  824,590

American International Group                                                                     21,600                1,738,800

Bank of America                                                                                  23,400                1,281,150




GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

CIGNA                                                                                             5,600                  601,216

Citigroup                                                                                        63,500                2,856,230

Fannie Mae                                                                                       21,000                1,671,600

FleetBoston Financial                                                                            36,000                1,359,000

General Electric                                                                                119,300                4,993,898

GreenPoint Financial                                                                                600                   19,560

J.P. Morgan Chase & Co.                                                                          28,700                1,288,630

KeyCorp                                                                                          17,200                  443,760

Lehman Brothers Holdings                                                                          7,500                  470,250

MBNA                                                                                             28,900                  956,590

MGIC Investment                                                                                   9,000                  615,780

Merrill Lynch & Co.                                                                              19,100                1,058,140

Morgan Stanley Dean Witter & Co.                                                                  5,700                  304,950

National City                                                                                    17,600                  470,800

PNC Financial Services Group                                                                      8,300                  562,325

Providian Financial                                                                               8,500                  416,925

Radian Group                                                                                      5,800                  392,950

U.S. Bancorp                                                                                     19,600                  454,720

Wachovia                                                                                          8,900                  536,225

Washington Mutual                                                                                14,900                  815,775

Wells Fargo & Co.                                                                                28,800                1,424,736

                                                                                                                      25,558,600

INTERNET RELATED--.9%

AOL Time Warner                                                                                  56,800  (a)           2,280,520

VeriSign                                                                                          4,000  (a)             141,750

                                                                                                                       2,422,270

PRODUCER GOODS & SERVICES--3.2%

Air Products & Chemicals                                                                         13,000                  499,200

Boeing                                                                                           18,400                1,025,064

Canadian Pacific                                                                                 15,200                  557,840

Deere & Co.                                                                                      15,800                  574,172

Dow Chemical                                                                                     16,600                  524,062

Eastman Chemical                                                                                  8,800                  433,136

Emerson Electric                                                                                 13,200                  817,872

Goodrich (B.F.)                                                                                  10,500                  402,885

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Kimberly-Clark                                                                                   14,200                  963,186

Parker-Hannifin                                                                                   9,700                  385,284

Pulte                                                                                             8,700                  351,567

Tyco International                                                                               33,000                1,426,590

United Parcel Service, Cl. B                                                                      5,800                  330,020

United Technologies                                                                               7,100                  520,430

                                                                                                                       8,811,308

SERVICES--2.0%

ALLTEL                                                                                            9,900                  519,354

Automatic Data Processing                                                                        13,400                  728,692

Carnival                                                                                         18,300                  506,361

Disney (Walt)                                                                                    12,100                  346,060

Fox Entertainment Group, Cl. A                                                                   13,000  (a)             254,800

Gannett                                                                                          11,300                  674,836

Paychex                                                                                          10,900                  403,981

SunGard Data Systems                                                                             14,900  (a)             733,527

United States Cellular                                                                            6,300  (a)             400,050

Viacom, Cl. B                                                                                    17,200  (a)             756,284

                                                                                                                       5,323,945

TECHNOLOGY--7.3%

Adobe Systems                                                                                     9,000                  314,730

Agilent Technologies                                                                             10,400  (a)             319,592

Analog Devices                                                                                   12,400  (a)             449,376

Applied Materials                                                                                14,900  (a)             648,150

Brocade Communications Systems                                                                    3,600  (a)              75,204

CIENA                                                                                             3,400  (a)             141,525

Cisco Systems                                                                                    81,800  (a)           1,293,462

Comverse Technology                                                                               5,500  (a)             323,895

Corning                                                                                          16,500                  341,385

Dover                                                                                            11,100                  397,824

EMC                                                                                              32,700  (a)             961,380

Hewlett-Packard                                                                                  30,000                  938,100

ITT                                                                                               7,700                  298,375

Intel                                                                                            66,200                1,741,888

International Business Machines                                                                  22,300                2,144,814



GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

International Rectifier                                                                           7,500  (a)             303,750

Juniper Networks                                                                                  2,900  (a)             110,084

KLA-Tencor                                                                                        6,200  (a)             244,125

Maxim Integrated Products                                                                         6,700  (a)             278,653

Micron Technology                                                                                13,600  (a)             564,808

Microsoft                                                                                        58,500  (a)           3,199,219

NVIDIA                                                                                            3,800  (a)             246,703

Network Appliance                                                                                 8,000  (a)             134,500

Nortel Networks                                                                                  18,900                  265,545

Oracle                                                                                           83,000  (a)           1,243,340

Pitney Bowes                                                                                      9,200                  319,700

QLogic                                                                                            5,500  (a)             123,750

QUALCOMM                                                                                          3,300  (a)             186,863

SanDisk                                                                                           6,000  (a)             122,250

Scientific-Atlanta                                                                               10,100                  420,059

Siebel Systems                                                                                   11,900  (a)             323,680

Solectron                                                                                        17,800  (a)             338,378

Sun Microsystems                                                                                 29,800  (a)             458,026

Tellabs                                                                                           9,700  (a)             394,669

Unisys                                                                                           30,100  (a)             421,400

                                                                                                                      20,089,202

UTILITIES--3.5%

AT&T                                                                                             27,800                  592,140

Ameren                                                                                           13,000                  532,350

Calpine                                                                                          12,100  (a)             666,347

Pinnacle West Capital                                                                             9,700                  444,939

Qwest Communications                                                                             31,400  (a)           1,100,570

SBC Communications                                                                               56,900                2,539,447

Sempra Energy                                                                                    19,900                  463,272

TXU                                                                                              11,800                  487,576

Verizon Communications                                                                           36,900                1,819,170

WorldCom                                                                                         41,500  (a)             775,531

                                                                                                                       9,421,342

TOTAL COMMON STOCKS

   (cost $122,629,169)                                                                                               114,468,642

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES--40.4%                                                                       Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE--8.9%

American General, Notes,

   7.75%, 2005                                                                                  500,000                  535,274

Banco Santander Central Hispano Issuances,

  Gtd. Notes,

   7.625%, 2009                                                                                 750,000                  792,014

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  500,000                  537,496

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 700,000                  724,674

Citigroup, Sub. Notes,

   7.25%, 2010                                                                                  900,000                  948,742

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  300,000                  299,774

European Investment Bank, Notes,

   5.625%, 2006                                                                                 650,000                  658,527

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                               1,100,000                1,139,870

General Electric Capital, Notes,

   7.50%, 2003                                                                                3,500,000                3,681,934

General Motors Acceptance Corp., Notes,

   5.63%, 2003                                                                                1,500,000                1,504,702

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  704,181

Household Finance, Notes,

   8%, 2010                                                                                     550,000                  603,886

International Bank for Reconstruction & Development, Notes,

   5%, 2006                                                                                     500,000                  495,114

International Lease Finance, Notes,

   5.625%, 2002                                                                                 500,000                  504,040

Key Bank, Notes,

   7%, 2011                                                                                     300,000                  305,892

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,068,733

Lehman Brothers Holdings, Notes,

   7.50%, 2006                                                                                1,000,000                1,049,460

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  950,000                  978,297




GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     500,000                  490,397

Morgan Stanley Dean Witter, Sr. Unsub. Notes,

   7.125%, 2003                                                                               1,000,000                1,034,519

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  750,000                  777,796

Ontario (Province of), Sr. Unsub. Notes,

   7.375%, 2003                                                                               2,000,000                2,074,508

Quebec Province, Sr. Unsub. Notes,

   5.75%, 2009                                                                                  150,000                  147,857

Royal Bank of Scotland PLC, Sub. Notes,

   6.375%, 2011                                                                                 300,000                  290,954

TXU Eastern Funding Co., Gtd. Notes,

   6.75%, 2009                                                                                  600,000                  575,072

Textron Financial, Notes,

   7.125%, 2004                                                                               1,000,000                1,032,110

U.S. Bancorp, Sub. Notes,

   6.75%, 2005                                                                                  180,000                  184,699

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  645,599

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  530,000  (b)             560,628

                                                                                                                      24,346,749

INDUSTRIAL--5.6%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  300,000                  315,772

Alcoa, Notes,

   7.375%, 2010                                                                                 400,000                  437,528

BP Amoco, Gtd. Notes,

   6.25%, 2004                                                                                  700,000                  724,532

Coca-Cola, Notes,

   5.75%, 2011                                                                                  200,000                  198,373

Comcast Cable Comunications, Sr. Notes,

   6.75%, 2011                                                                                  300,000                  301,131

Compaq Computer, Notes,

   7.45%, 2002                                                                                1,500,000                1,515,737

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 400,000                  433,650

Conoco, Sr. Notes,

   6.35%, 2009                                                                                  350,000                  355,725

Cox Communications, Notes,

   6.875%, 2005                                                                                 691,000                  707,521

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                1,000,073

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                2,000,000                2,043,366

General Motors, Notes,

   7.20%, 2011                                                                                  300,000                  308,519

Ingersoll-Rand, Notes,

   5.75%, 2003                                                                                1,000,000                1,005,656

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  575,000                  629,685

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  325,000                  360,043

Marconi, Gtd. Notes,

   7.75%, 2010                                                                                  400,000                  384,326

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  325,000                  347,204

PPG Industries, Notes,

   6.75%, 2004                                                                                1,000,000                1,017,971

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  375,000                  435,441

USX, Notes,

   7.20%, 2004                                                                                1,350,000                1,398,337

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 400,000                  429,408

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  550,000                  599,122

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 450,000                  476,906

                                                                                                                      15,426,026




GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--.3%

Delta Air Lines, Pass Thru Ctfs.,

   7.57%, 2010                                                                                  355,000                  385,738

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 275,000                  311,392

                                                                                                                         697,130

UTILITIES--3.2%

AT&T, Notes,

   5.625%, 2004                                                                               1,000,000                  994,896

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 550,000                  608,948

France Telecom, Notes,

   7.20%, 2006                                                                                  450,000  (b)             457,927

Kinder Morgan, Sr. Notes,

   6.65%, 2005                                                                                  650,000                  662,873

Kellogg, Notes,

   6%, 2006                                                                                     500,000  (b)             501,810

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  400,000                  417,754

Philadelphia Electric, First Mortgage,

   6.625%, 2003                                                                               1,000,000                1,022,351

Public Service Electric and Gas, First Mortgage,

   8.875%, 2003                                                                                 500,000                  521,012

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  330,000  (b)             350,176

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                1,350,000                1,330,455

Telefonica Europe B.V., Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  525,449

United Tech, Notes,

   7.125%, 2010                                                                                 400,000                  431,556

Wisconsin Electric Power, First Mortgage,

   7.25%, 2004                                                                                  500,000                  524,385

WorldCom, Notes,

   8%, 2006                                                                                     500,000                  520,126

                                                                                                                       8,869,718

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--22.4%

Federal Home Loan Bank, Bonds:

   5.25%, 4/25/2002                                                                           3,600,000                3,627,954

   5.375%, 1/5/2004                                                                           1,800,000                1,829,250

Federal Home Loan Bank, Notes,

   5.125%, 9/15/2003                                                                          2,450,000                2,475,578

Federal Home Loan Mortgage Corp., Notes,

   5.75%, 7/15/2003                                                                           2,450,000                2,508,089

   5.125%, 10/15/2008                                                                         1,550,000                1,506,476

   5.75%, 3/15/2009                                                                             500,000                  503,125

Federal National Mortgage Association, Notes:

   7.125%, 3/15/2007                                                                          3,250,000                3,538,295

   6.50%, 4/29/2009                                                                           2,400,000                2,415,173

   7.25%, 1/15/2010                                                                           2,500,000                2,763,100

U.S. Treasury Bonds:

   11.125%, 8/15/2003                                                                         5,400,000                6,215,886

   11.625%, 11/15/2004                                                                          170,000                  209,550

U.S. Treasury Notes:

   7.50%, 5/15/2002                                                                           4,000,000                4,146,400

   6.375%, 8/15/2002                                                                          1,925,000                1,981,191

   5.875%, 9/30/2002                                                                          1,400,000                1,434,538

   5.75%, 10/31/2002                                                                          1,300,000                1,331,005

   5.625%, 12/31/2002                                                                         1,500,000                1,534,905

   6.25%, 2/15/2003                                                                           1,625,000                1,682,964

   5.50%, 5/31/2003                                                                             600,000                  615,174

   5.25%, 8/15/2003                                                                             200,000                  204,364

   7.50%, 2/15/2005                                                                           4,300,000                4,745,437

   5.75%, 11/15/2005                                                                            325,000                  340,844

   6.875%, 5/15/2006                                                                          2,140,000                2,355,177

   6.50%, 10/15/2006                                                                          2,950,000                3,204,555

   6.625%, 5/15/2007                                                                          4,900,000                5,372,605

   5.625%, 5/15/2008                                                                          2,600,000                2,715,362

   6%, 8/15/2009                                                                              2,000,000                2,137,100

                                                                                                                      61,394,097

TOTAL BONDS AND NOTES

   (cost $107,361,332)                                                                                               110,733,720



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal

SHORT-TERM INVESTMENTS--17.5%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--15.7%

  Greenwich Capital Markets,

  Repurchase Agreement, 5.25%

  dated 3/30/2001 to be repurchased

  at $43,088,843 on 4/2/2001,

  collateralized by $20,400,000

  Federal Home Loan Mortgage Corp.

  Notes, 4.75% due 3/15/2003,

  value, $20,425,499, by

  $21,040,000 Federal Home Loan

  Bank Bonds, 5.375% due

  1/5/2004, value $21,309,521

  and by $1,750,000 Federal Home

  Loan Mortgage Corp. Notes,

   7% due 7/15/2005, value $1,865,395                                                        43,070,000                43,070,000

U.S. TREASURY BILLS--1.8%

   4.60%, 4/12/2001                                                                           5,000,000                4,993,750

TOTAL SHORT-TERM INVESTMENTS

   (cost $48,062,430)                                                                                                 48,063,750
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $278,052,931)                                                             99.7%              273,266,112

CASH AND RECEIVABLES (NET)                                                                          .3%                  738,339

NET ASSETS                                                                                       100.0%              274,004,451

(A) NON-INCOME PRODUCING.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2001,
THESE SECURITIES AMOUNTED TO $1,870,541 OR APPROXIMATELY .7% OF NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

CONTINUED)

STATEMENT OF FINANCIAL FUTURES

March 31, 2001 (Unaudited)

STATEMENT OF INVESTMENTS (GROWTH AND INCOME PORTFOLIO

                                                                                                                       Unrealized

                                                                   Market Value                                      Appreciation

                                                                     Covered by                                    (Depreciation)

                                            Contracts             Contracts ($)                 Expiration          at 3/31/01($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:
CAC 40                                             49                 2,245,843                  June 2001                  5,104

Deutsche Akteinindex                               14                 1,863,434                  June 2001                (61,985)

Financial Times                                    42                 3,434,452                  June 2001                (92,026)

Hang Seng                                           3                   247,305                 April 2001                  5,193

Nikkei 300                                        154                 3,320,265                  June 2001                 94,920

Russell 2000                                      133                30,184,350                  June 2001               (742,997)

S&P ASX 200 Index                                  15                   588,993                  June 2001                 (2,912)

Standard & Poor's 500                              17                 4,969,100                  June 2001               (441,899)

                                                                                                                       (1,236,602)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

March 31, 2001 (Unaudited)


GROWTH PORTFOLIO

COMMON STOCKS--67.1%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.8%

Philip Morris & Cos.                                                                             17,000                  806,650

CONSUMER CYCLICAL--5.8%

Best Buy                                                                                          3,900  (a)             140,244

CVS                                                                                               5,700                  333,393

Ford Motor                                                                                       17,900                  503,348

Home Depot                                                                                        5,100                  219,810

Johnson Controls                                                                                  3,400                  212,364

Lowe's Cos.                                                                                       5,300                  309,785

May Department Stores                                                                             8,300                  294,484

RadioShack                                                                                        4,300                  157,767

Safeway                                                                                           3,600  (a)             198,540

Sears, Roebuck & Co.                                                                             12,100                  426,767

Southwest Airlines                                                                               15,000                  266,250

Starwood Hotels & Resorts Worldwide                                                               7,100                  241,471

TJX Cos.                                                                                          8,900                  284,800

Target                                                                                           12,800                  461,824

Tiffany & Co.                                                                                     6,300                  171,675

Toys R Us                                                                                        11,700  (a)             293,670

Wal-Mart Stores                                                                                  17,100                  863,550

Wendy's International                                                                             9,000                  200,880

                                                                                                                       5,580,622

CONSUMER STAPLES--3.4%

Archer-Daniels-Midland                                                                           14,100                  185,415

Avon Products                                                                                     9,100                  363,909

Campbell Soup                                                                                     7,300                  218,051

Coca-Cola                                                                                         5,100                  230,316

Colgate-Palmolive                                                                                 7,800                  431,028

ConAgra Foods                                                                                    12,300                  224,352

General Mills                                                                                     7,100                  305,371

Pepsi Bottling Group                                                                              4,600                  174,846

PepsiCo                                                                                          14,400                  632,880

Procter & Gamble                                                                                  4,700                  294,220

SYSCO                                                                                             6,500                  172,315

                                                                                                                       3,232,703

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--5.8%

Amerada Hess                                                                                      5,900                  460,908

Apache                                                                                            4,500                  259,245

BJ Services                                                                                       4,300  (a)             306,160

Chevron                                                                                           6,900                  605,820

Devon Energy                                                                                      4,700                  273,540

ENSCO International                                                                               5,600                  196,000

Exxon Mobil                                                                                      17,600                1,425,600

Kerr-McGee                                                                                        4,100                  266,090

KeySpan                                                                                           5,500                  209,715

Noble Drilling                                                                                    4,500  (a)             207,720

Occidental Petroleum                                                                             19,200                  475,200

Phillips Petroleum                                                                                5,400                  297,270

Sunoco                                                                                            7,500                  243,225

USX-Marathon Group                                                                               10,600                  285,670

                                                                                                                       5,512,163

HEALTH CARE--9.3%

Abbott Laboratories                                                                              17,200                  811,668

Amgen                                                                                             3,500  (a)             210,656

Andrx Group                                                                                       3,900  (a)             191,100

Baxter International                                                                              2,800                  263,592

Bristol-Myers Squibb                                                                             16,200                  962,280

Cardinal Health                                                                                   5,800                  561,150

Forest Laboratories                                                                               3,100  (a)             183,644

IVAX                                                                                              5,400  (a)             170,100

Johnson & Johnson                                                                                11,000                  962,170

Lilly (Eli) & Co.                                                                                10,200                  781,932

Merck & Co.                                                                                      19,900                1,510,410

Pfizer                                                                                           45,700                1,871,415

Tenet Healtcare                                                                                   4,700  (a)             206,800

Wellpoint Health Networks                                                                         2,600  (a)             247,806

                                                                                                                       8,934,723

INTEREST SENSITIVE--15.0%

Ambac Financial Group                                                                             7,300                  463,039

American International Group                                                                     12,100                  974,050

Bank of America                                                                                  13,100                  717,225



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

CIGNA                                                                                             3,100                  332,816

Citigroup                                                                                        35,600                1,601,288

Fannie Mae                                                                                       11,800                  939,280

FleetBoston Financial                                                                            20,200                  762,550

General Electric                                                                                 67,000                2,804,620

GreenPoint Financial                                                                                300                  9,780

J.P. Morgan Chase & Co.                                                                          16,100                  722,890

KeyCorp                                                                                           9,600                  247,680

Lehman Brothers Holdings                                                                          4,200                  263,340

MBNA                                                                                             16,200                  536,220

MGIC Investment                                                                                   5,100                  348,942

Merrill Lynch & Co.                                                                              10,700                  592,780

Morgan Stanley Dean Witter & Co.                                                                  3,200                  171,200

National City                                                                                     9,900                  264,825

PNC Financial Services Group                                                                      4,700                  318,425

Providian Financial                                                                               4,800                  235,440

Radian Group                                                                                      3,300                  223,575

U.S. Bancorp                                                                                     11,000                  255,200

Wachovia                                                                                          5,000                  301,250

Washington Mutual                                                                                 8,400                  459,900

Wells Fargo & Company                                                                            16,200                  801,414

                                                                                                                      14,347,729

INTERNET RELATED--1.4%

AOL Time Warner                                                                                  31,900  (a)           1,280,785

VeriSign                                                                                          2,300  (a)              81,506

                                                                                                                       1,362,291

PRODUCER GOODS & SERVICES--5.2%

Air Products & Chemicals                                                                          7,300                  280,320

Boeing                                                                                           10,300                  573,813

Canadian Pacific                                                                                  8,500                  311,950

Deere & Co.                                                                                       8,900                  323,426

Dow Chemical                                                                                      9,300                  293,601

Eastman Chemical                                                                                  5,000                  246,100

Emerson Electric                                                                                  7,400                  458,504

Goodrich (B.F.)                                                                                   5,900                  226,383

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Kimberly-Clark                                                                                    8,000                  542,640

Parker-Hannifin                                                                                   5,500                  218,460

Pulte                                                                                             4,900                  198,009

Tyco International                                                                               18,500                  799,755

United Parcel Service, Cl. B                                                                      3,300                  187,770

United Technologies                                                                               4,000                  293,200

                                                                                                                       4,953,931

SERVICES--3.1%

ALLTEL                                                                                            5,600                  293,776

Automatic Data Processing                                                                         7,500                  407,850

Carnival                                                                                         10,300                  285,001

Disney (Walt)                                                                                     6,800                  194,480

Fox Entertainment, Cl. A                                                                          7,300  (a)             143,080

Gannett                                                                                           6,400                  382,208

Paychex                                                                                           6,100                  226,081

SunGard Data Systems                                                                              8,400  (a)             413,532

United States Cellular                                                                            3,500  (a)             222,250

Viacom, Cl. B                                                                                     9,700  (a)             426,509

                                                                                                                       2,994,767

TECHNOLOGY--11.8%

Adobe Systems                                                                                     5,000                  174,850

Agilent Technologies                                                                              5,800  (a)             178,234

Analog Devices                                                                                    7,000  (a)             253,680

Applied Materials                                                                                 8,400  (a)             365,400

Brocade Communications Systems                                                                    2,000  (a)              41,780

CIENA                                                                                             1,900  (a)              79,088

Cisco Systems                                                                                    45,900  (a)             725,794

Comverse Technology                                                                               3,100  (a)             182,559

Corning                                                                                           9,300                  192,417

Dover                                                                                             6,300                  225,792

EMC                                                                                              18,300  (a)             538,020

Hewlett-Packard                                                                                  16,800                  525,336

ITT                                                                                               4,300                  166,625

Intel                                                                                            37,200                  978,825

International Business Machines                                                                  12,500                1,202,250



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

International Rectifier                                                                           4,200  (a)             170,100

Juniper Networks                                                                                  1,600  (a)              60,736

KLA-Tencor                                                                                        3,500  (a)             137,812

Maxim Integrated Products                                                                         3,800  (a)             158,042

Micron Technology                                                                                 7,600  (a)             315,628

Microsoft                                                                                        32,900  (a)           1,799,219

NVIDIA                                                                                            2,100  (a)             136,336

Network Appliance                                                                                 4,500  (a)              75,656

Nortel Networks                                                                                  10,600                  148,930

Oracle                                                                                           46,600  (a)             698,068

Pitney Bowes                                                                                      5,200                  180,700

QLogic                                                                                            3,100  (a)              69,750

QUALCOMM                                                                                          1,900  (a)             107,588

SanDisk                                                                                           3,400  (a)              69,275

Scientific-Atlanta                                                                                5,700                  237,063

Siebel Systems                                                                                    6,700  (a)             182,240

Solectron                                                                                        10,000  (a)             190,100

Sun Microsystems                                                                                 16,700  (a)             256,679

Tellabs                                                                                           5,400  (a)             219,712

Unisys                                                                                           16,900  (a)             236,600

                                                                                                                      11,280,884

UTILITIES--5.5%

AT&T                                                                                             15,600                  332,280

Ameren                                                                                            7,300                  298,935

Calpine                                                                                           6,800  (a)             374,476

Pinnacle West Capital                                                                             5,400                  247,698

Qwest Communications                                                                             17,700  (a)             620,385

SBC Communications                                                                               32,000                  1,428,160

Sempra Energy                                                                                    11,200                  260,736

TXU                                                                                               6,600                  272,712

Verizon Communications                                                                           20,700                1,020,510

WorldCom                                                                                         23,300  (a)             435,419

                                                                                                                       5,291,311

TOTAL COMMON STOCKS

   (cost $68,704,248)                                                                                                 64,297,774

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal

SHORT-TERM INVESTMENTS--33.1%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--12.3%

  Greenwich Capital Markets,

  Repurchase Agreement, 5.25%

  dated 3/30/2001 to be repurchased

  at $11,785,154 on 4/2/2001,

  collateralized by $9,965,000

  Federal Home Loan Bank Bonds,

  5.125% due 1/13/2003, value $10,046,016

  and by $1,815,000 Federal Home Loan

  Bank Bonds, 5.375% due 1/5/2004,

   value $1,838,250                                                                          11,780,000                11,780,000

U.S. TREASURY BILLS--20.8%

   4.60%, 4/12/2001                                                                          10,000,000                9,987,500

   4.606%, 5/17/2001                                                                         10,000,000                9,945,200

                                                                                                                      19,932,700

TOTAL SHORT-TERM INVESTMENTS

   (cost $31,702,446)                                                                                                 31,712,700
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $100,406,694)                                                            100.2%               96,010,474

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.2%)                (206,750)

NET ASSETS                                                                                       100.0%               95,803,724

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

March 31, 2001 (Unaudited)

GROWTH PORTFOLIO

                                                                                                                       Unrealized

                                                                   Market Value                                      Appreciation

                                                                     Covered by                                    (Depreciation)

                                            Contracts              Contracts ($)               Expiration          at 3/31/01 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

CAC 40                                             47                 2,154,176                 June 2001                   4,895

Deutsche Akteinindex                               13                 1,730,332                 June 2001                 (57,558)

Financial Times                                    40                 3,270,907                 June 2001                 (87,643)

Hang Seng                                           3                   247,305                April 2001                   5,193

Nikkei 300                                        148                 3,190,909                 June 2001                  91,044

Russell 2000                                       75                17,021,250                 June 2001                (417,375)

S&P ASX 200 Index                                  14                   549,727                 June 2001                  (2,717)

Standard & Poor's 500                               7                 2,046,100                 June 2001                (183,056)

                                                                                                                         (647,217)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2001 (Unaudited)

                                                                                                 Growth and
                                                                               Income                Income              Growth
                                                                            Portfolio             Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 2(c)
   (including Repurchase Agreements of
   $8,490,000, $43,070,000 and $11,780,000,
   for the Income Portfolio, the Growth and Income
   Portfolio and the Growth Portfolio, respectively)
   [cost--Note 5(b)]                                                       84,848,558            273,266,112           96,010,474

Cash                                                                          766,058                735,950              221,635

Dividends and interest receivable                                             900,863              1,951,265               83,277

Receivable for futures variation margin--Note 5(a)                            123,200                802,241              601,444

Receivable for investment securities sold                                      30,766              2,248,678               67,957

Receivable for shares of Common Stock subscribed                                   --                 20,360               10,468

Prepaid expenses                                                               13,279                 12,649               14,633

                                                                           86,682,724            279,037,255           97,009,888
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  48,556                195,411               66,851

Payable for shares of Common Stock redeemed                                 1,833,901               1,353,465           1,104,175

Payable for investment securities purchased                                   249,815               3,425,567                 --

Accrued expenses                                                               24,629                 58,361               35,138

                                                                            2,156,901              5,032,804            1,206,164
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             84,525,823            274,004,451           95,803,724
----------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            86,542,526            285,038,056          106,318,033

Accumulated undistributed investment
   income--net                                                                984,492              2,297,550              509,693

Accumulated net realized gain (loss)
   on investments                                                         (3,038,734)            (7,307,734)          (5,980,565)

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   ($1,475,662), ($1,236,602) and ($647,217)
   net unrealized (depreciation) on financial futures
   for the Income Portfolio, the Growth and
   Income Portfolio and the Growth Portfolio,
   respectively]--Note 5(b)                                                    37,539             (6,023,421)         (5,043,437)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             84,525,823            274,004,451          95,803,724


                                                                                                 Growth and
                                                                               Income                Income               Growth
NET ASSET VALUE PER SHARE                                                   Portfolio              Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             62,902,228            200,344,612          76,969,686

Shares Outstanding                                                          4,927,614             13,403,551           5,507,713
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.77                  14.95               13.97
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             21,623,595             73,659,839          18,834,038

Shares Outstanding                                                          1,696,693              4,698,943           1,340,444
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.74                  15.68               14.05

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2001 (Unaudited)

                                                                                                 Growth and
                                                                               Income                Income               Growth
                                                                            Portfolio             Portfolio            Portfolio
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    2,572,749              6,279,529           1,564,365

Cash dividends (net of $335 and $222
   foreign taxes withheld at source for the
   Growth and Income Portfolio and the
   Growth Portfolio, respectively)                                                 --                590,837             344,924

TOTAL INCOME                                                                2,572,749              6,870,366           1,909,289

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            241,752              1,070,546             396,852

Shareholder servicing costs--Note 4(b)                                         33,485                127,954              43,967

Registration fees                                                              16,767                 20,286               8,891

Professional fees                                                              13,611                 21,333              15,271

Prospectus and shareholders' reports                                            4,257                  9,138               3,838

Custodian fees--Note 4(b)                                                       4,097                 25,529              17,996

Directors' fees and expenses--Note 4(c)                                         2,391                  7,698               2,904

Loan commitment fees--Note 3                                                      520                  1,651                 822

Miscellaneous                                                                   5,816                  9,465               4,657

TOTAL EXPENSES                                                                322,696              1,293,600             495,198

INVESTMENT INCOME--NET                                                      2,250,053              5,576,766           1,414,091
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                       160,938            (1,609,289)         (1,205,371)

Net realized gain (loss) on financial futures                             (3,374,930)            (6,683,757)         (5,310,900)

NET REALIZED GAIN (LOSS)                                                  (3,213,992)            (8,293,046)         (6,516,271)

Net unrealized appreciation (depreciation)
   on investments [including ($645,022),
   ($200,539) and $280,989 net unrealized
   appreciation (depreciation) on financial
   futures for the Income Portfolio, the Growth
   and Income Portfolio and the Growth
   Portfolio, respectively]                                                 1,277,153           (18,760,947)        (12,674,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                         (1,936,839)           (27,053,993)        (19,190,457)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                  313,214           (21,477,227)        (17,776,366)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           March 31, 2001          Year Ended

INCOME PORTFOLIO                              (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,250,053            3,732,702

Net realized gain (loss) on investments       (3,213,992)              377,422

Net unrealized appreciation
   (depreciation) on investments               1,277,153               130,141

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     313,214             4,240,265
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                   (3,076,004)            (2,217,948)

   Investor Class shares                     (1,024,377)              (736,854)

Net realized gain on investments:

   Restricted Class shares                       --                 (1,337,810)

   Investor Class shares                         --                   (466,674)

TOTAL DIVIDENDS                              (4,100,381)            (4,759,286)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                   10,879,266             21,394,890

   Investor Class shares                      6,387,123              9,627,368

Dividends reinvested:

   Restricted Class shares                    3,057,017              3,527,887

   Investor Class shares                        952,508              1,098,516

Cost of shares redeemed:

   Restricted Class shares                   (4,651,296)           (13,375,082)

   Investor Class shares                     (2,802,574)            (8,438,055)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           13,822,044             13,835,524

TOTAL INCREASE (DECREASE) IN NET ASSETS      10,034,877             13,316,503
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                          74,490,946             61,174,443

END OF PERIOD                                84,525,823             74,490,946

Undistributed investment income-net             984,492              2,834,820

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended

                                           March 31, 2001          Year Ended

INCOME PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                       835,465           1,618,890

Shares issued for dividends reinvested            241,853             274,544

Shares redeemed                                 (360,057)          (1,019,262)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     717,261             874,172
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       488,037             730,314

Shares issued for dividends reinvested             75,417              85,488

Shares redeemed                                 (214,938)            (646,947)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     348,516              168,855

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended

                                           March 31, 2001          Year Ended

GROWTH AND INCOME PORTFOLIO                   (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          5,576,766           12,253,649

Net realized gain (loss) on investments       (8,293,046)            4,774,850

Net unrealized appreciation (depreciation)
   on investments                            (18,760,947)            2,768,704

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (21,477,227)           19,797,203
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                    (9,700,888)           (7,058,207)

   Investor Class shares                      (2,842,259)           (2,195,261)

Net realized gain on investments:

   Restricted Class shares                    (2,999,616)          (13,611,437)

   Investor Class shares                        (947,420)           (4,412,846)

TOTAL DIVIDENDS                              (16,490,183)          (27,277,751)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    17,410,386            37,244,638

   Investor Class shares                      14,243,171            21,288,984

Dividends reinvested:

   Restricted Class shares                    12,622,937            20,666,969

   Investor Class shares                       3,674,302             6,416,254

Cost of shares redeemed:

   Restricted Class shares                   (13,837,675)          (43,581,845)

   Investor Class shares                      (8,339,051)          (21,291,271)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            25,774,070             20,743,729

TOTAL INCREASE (DECREASE) IN NET ASSETS      (12,193,340)            13,263,181
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           286,197,791          272,934,610

END OF PERIOD                                 274,004,451          286,197,791

Undistributed investment income-net             2,297,550            9,263,931

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended

                                           March 31, 2001          Year Ended

GROWTH AND INCOME PORTFOLIO (CONTINUED)       (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                     1,075,560           2,206,346

Shares issued for dividends reinvested            807,093           1,257,880

Shares redeemed                                 (876,860)          (2,591,663)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,005,793              872,563
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       850,539            1,207,985

Shares issued for dividends reinvested            223,770              373,255

Shares redeemed                                 (487,786)          (1,203,460)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     586,523              377,780

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended

                                           March 31, 2001          Year Ended

GROWTH PORTFOLIO                              (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,414,091            3,754,501

Net realized gain (loss) on investments       (6,516,271)            4,047,280

Net unrealized appreciation (depreciation)
   on investments                            (12,674,186)              319,171

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (17,776,366)            8,120,952
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                    (3,261,369)           (1,997,818)

   Investor Class shares                        (679,481)             (223,624)

Net realized gain on investments:

   Restricted Class shares                    (2,588,388)           (7,926,825)

   Investor Class shares                        (585,760)             (970,791)

TOTAL DIVIDENDS                               (7,114,998)          (11,119,058)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     8,237,570            20,991,936

   Investor Class shares                       3,983,739            19,771,904

Dividends reinvested:

   Restricted Class shares                     5,800,349             9,816,463

   Investor Class shares                       1,261,089             1,192,173

Cost of shares redeemed:

   Restricted Class shares                   (7,677,412)           (15,793,975)

   Investor Class shares                     (3,835,568)            (8,264,788)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            7,769,767             27,713,713

TOTAL INCREASE (DECREASE) IN NET ASSETS     (17,121,597)            24,715,607
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           112,925,321           88,209,714

END OF PERIOD                                  95,803,724          112,925,321

Undistributed investment income-net               509,693            3,036,452

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended

                                           March 31, 2001          Year Ended

GROWTH PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                       520,051           1,174,005

Shares issued for dividends reinvested            372,773             567,754

Shares redeemed                                 (495,853)            (884,898)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     396,971              856,861
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       246,969            1,108,334

Shares issued for dividends reinvested             80,581               68,595

Shares redeemed                                 (224,370)            (460,981)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     103,180              715,948

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.
These figures have been derived from the portfolios' financial statements.

                                          Six Months Ended                              RESTRICTED CLASS SHARES
                                                                    ----------------------------------------------------------------

                                            March 31, 2001                              Year Ended September 30,
                                                                    ----------------------------------------------------------------

INCOME PORTFOLIO                                (Unaudited)         2000         1999           1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.41          13.55        13.78         14.04          13.42         13.52

Investment Operations:

Investment income--net                              .37(c)        .74(c)        .65(c)           .61            .71           .64

Net realized and unrealized
   gain (loss) on investments                        (.31)         .13           .11             .57            .99           .31

Total from Investment Operations                      .06          .87           .76            1.18           1.70           .95

Distributions:

Dividends from investment
   income--net                                       (.70)         (.63)         (.66)          (.73)         (.65)         (.62)

Dividends from net realized gain
   on investments                                       --         (.38)         (.33)          (.71)         (.43)         (.43)

Total Distributions                                  (.70)        (1.01)         (.99)         (1.44)        (1.08)        (1.05)

Net asset value, end of period                       12.77        13.41         13.55          13.78         14.04         13.42
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    .42(d)         6.74          5.66           9.14         13.50          7.30
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .36(d)           .76          .79            .88           .68           .60

Ratio of net investment income
   to average net assets                           2.82(d)          5.64         4.84           5.15           5.87          5.75

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --  --        --            --            .14           .61

Portfolio Turnover Rate                           25.07(d)         41.96         158.10         64.58         72.08         32.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      62,902        56,461         45,221        40,582         22,727       12,889

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                                 INVESTOR CLASS SHARES
                                                                    ----------------------------------------------------------------

INCOME                                      March 31, 2001                               Year Ended September 30,
                                                                    ----------------------------------------------------------------

PORTFOLIO (CONTINUED)                           (Unaudited)         2000          1999          1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.37         13.53         13.74         14.01          13.39         13.51

Investment Operations:

Investment income--net                              .35(c)        .70(c)        .60(c)           .65            .72           .73

Net realized and unrealized
   gain (loss) on investments                        (.31)        .12           .13              .49            .95           .18

Total from Investment Operations                      .04         .82           .73             1.14           1.67           .91

Distributions:

Dividends from investment
   income--net                                       (.67)         (.60)         (.61)          (.70)         (.62)         (.60)

Dividends from net realized gain
   on investments                                       --         (.38)         (.33)          (.71)         (.43)         (.43)

Total Distributions                                  (.67)         (.98)         (.94)         (1.41)        (1.05)        (1.03)

Net asset value, end of period                       12.74        13.37         13.53          13.74         14.01         13.39
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    .30(d)         6.35          5.44           8.92         13.19          7.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .51(d)          1.05         1.07           1.13           .97           .85

Ratio of net investment income
   to average net assets                           2.68(d)          5.33         4.59           4.92          5.52          5.50

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --           --           --            --             .15           .61

Portfolio Turnover Rate                           25.07(d)         41.96       158.10          64.58         72.08         32.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      21,624        18,030       15,953         11,862        10,136         8,701

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended                                RESTRICTED CLASS SHARES
                                                                    ----------------------------------------------------------------

GROWTH AND                                  March 31, 2001                               Year Ended September 30,
                                                                    ----------------------------------------------------------------

INCOME PORTFOLIO                                (Unaudited)         2000          1999          1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.15         17.71         16.46         18.43          15.34         14.31

Investment Operations:

Investment income--net                              .32(c)           .76(c)        .64(c)        .70            .58           .33

Net realized and unrealized
   gain (loss) on investments                       (1.52)            .48         1.69           .30           3.16          1.60

Total from Investment Operations                    (1.20)           1.24         2.33          1.00           3.74          1.93

Distributions:

Dividends from investment
   income--net                                       (.76)         (.61)         (.63)          (.63)         (.34)         (.42)

Dividends from net realized gain
   on investments                                    (.24)        (1.19)         (.45)         (2.34)         (.31)         (.48)

Total Distributions                                 (1.00)        (1.80)        (1.08)         (2.97)         (.65)         (.90)

Net asset value, end of period                       14.95        17.15         17.71          16.46         18.43         15.34
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                 (7.23)(d)          7.39        14.51           6.28         25.22         14.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .41(d)           .86          .84            .84           .78           .75

Ratio of net investment income
   to average net assets                           1.99(d)          4.43         3.65           4.06          3.52          3.60

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --            --          .01            --            .06           .39

Portfolio Turnover Rate                           58.73(d)         87.49       142.50          76.78        107.85        122.52
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     200,345       212,582      204,096        186,397       172,705       124,677

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                                 INVESTOR CLASS SHARES
                                                                    ----------------------------------------------------------------

GROWTH AND INCOME                           March 31, 2001                                Year Ended September 30,
                                                                    ----------------------------------------------------------------

PORTFOLIO (CONTINUED)                           (Unaudited)         2000         1999          1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.90         18.43        17.10         19.05          15.43         14.29

Investment Operations:

Investment income--net                              .31(c)        .74(c)        .45(c)         .72(c)        .57(c)        .90(c)

Net realized and unrealized
   gain (loss) on investments                       (1.58)           .51       1.92            .28          3.36          1.12

Total from Investment Operations                    (1.27)          1.25       2.37           1.00          3.93          2.02

Distributions:

Dividends from investment
   income-net                                        (.71)         (.59)         (.59)          (.61)            --       (.40)

Dividends from net realized
   gain on investments                               (.24)        (1.19)         (.45)         (2.34)         (.31)         (.48)

Total Distributions                                  (.95)        (1.78)        (1.04)         (2.95)         (.31)         (.88)

Net asset value, end of period                       15.68        17.90         18.43         17.10          19.05         15.43
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                 (7.39)(d)          7.16        14.17          6.04          25.85         14.84
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .56(d)          1.15         1.35          1.08           1.00          1.00

Ratio of net investment income
   to average net assets                           1.83(d)          4.14         3.37          3.81           3.58          3.35

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --           --           .06            --            .05           .39

Portfolio Turnover Rate                           58.73(d)         87.49       142.50         76.78         107.85        122.52
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      73,660        73,616       68,839         3,976            683           160

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended                                 RESTRICTED CLASS SHARES
                                                                    ----------------------------------------------------------------

                                            March 31, 2001                                Year Ended September 30,
                                                                    ----------------------------------------------------------------

GROWTH PORTFOLIO                                (Unaudited)         2000          1999          1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.78         18.47        15.89         20.52          16.59         14.84

Investment Operations:

Investment income--net                              .22(c)        .64(c)        .42(c)          .52            .41           .28

Net realized and unrealized
   gain (loss) on investments                       (2.90)         .99          3.27           (.02)          4.94          2.48

Total from Investment Operations                    (2.68)          1.63        3.69            .50           5.35          2.76

Distributions:

Dividends from investment
   income--net                                       (.63)         (.47)         (.40)          (.55)         (.30)         (.31)

Dividends from net realized gain
   on investments                                    (.50)        (1.85)         (.71)         (4.58)        (1.12)         (.70)

Total Distributions                                 (1.13)        (2.32)        (1.11)         (5.13)        (1.42)        (1.01)

Net asset value, end of period                       13.97        17.78         18.47          15.89          20.52         16.59
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                (15.72)(d)         9.13         23.93           3.17          34.70         19.73
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .44(d)           .89          .96            .94            .83           .75

Ratio of net investment income
   to average net assets                           1.36(d)          3.56         2.33           2.84           2.38          2.38

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --            --          --            --              .20           .53

Portfolio Turnover Rate                           69.50(d)         97.16        95.42          89.23         118.49         77.83
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      76,970        90,858       78,554         56,431         46,960        28,143

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                                 INVESTOR CLASS SHARES
                                                                    ----------------------------------------------------------------

GROWTH                                      March 31, 2001                               Year Ended September 30,
                                                                    ----------------------------------------------------------------

PORTFOLIO (CONTINUED)                           (Unaudited)         2000          1999          1998        1997(a)       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.84         18.52         15.93         20.50          16.58         14.82

Investment Operations:

Investment income--net                              .20(c)        .60(c)          .39(c)         .44(c)         .62           .32

Net realized and unrealized
   gain (loss) on investments                       (2.91)          1.00          3.25            .03          4.68          2.42

Total from Investment Operations                    (2.71)          1.60          3.64            .47           5.30         2.74

Distributions:

Dividends from investment
   income--net                                       (.58)         (.43)         (.34)          (.46)         (.26)         (.28)

Dividends from net realized gain
   on investments                                    (.50)        (1.85)         (.71)         (4.58)        (1.12)         (.70)

Total Distributions                                 (1.08)        (2.28)        (1.05)         (5.04)        (1.38)         (.98)

Net asset value, end of period                       14.05        17.84         18.52          15.93         20.50         16.58
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                (15.76)(d)          8.85        23.50           2.97         34.32         19.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .57(d)          1.15         1.24          1.18           1.06          1.00

Ratio of net investment income
   to average net assets                           1.23(d)          3.38         2.14          2.65           2.05          2.08

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --           --           --            --             .27           .53

Portfolio Turnover Rate                           69.50(d)         97.16        95.42         89.23         118.49         77.83
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      18,834        22,067        9,656         3,746          8,662        14,458

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(C) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

Dreyfus LifeTime Portfolios, Inc. (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates (" Mellon Equity" ), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio' s sub-investment adviser

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares:
Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--Significant Accounting Policies:

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the differ ence between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended March 31, 2001, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $1,692, $2,778 and $704, respectively. Income earned under this arrangement is included in interest income.

Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each Portfolio' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover, if any, of that Portfolio, such gain will not be distributed.

(F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2001, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(A) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average
daily    net    assets    and    is    payable    monthly    at    the

following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF

TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%

(B) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to
Service    Agents.

During the period ended March 31, 2001, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                  Income Portfolio                     $ 25,736

                  Growth and Income Portfolio            93,497

                  Growth Portfolio                       24,997

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 2001, each Portfolio was charged the following pursuant to the transfer agency agreement:


                  Income Portfolio                      $ 4,710

                  Growth and Income Portfolio            19,913

                  Growth Portfolio                        4,295

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended March 31, 2001, each Portfolio was charged the following pursuant to the custody agreement:


                  Income Portfolio                      $ 4,097

                  Growth and Income Portfolio            25,529

                  Growth Portfolio                       17,996

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an attendance fee of $5,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 5--Securities Transactions:

(A) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2001:

                                                                             PURCHASES ($)                          SALES ($)
                                                                 -------------------------------------------------------------------

        Income Portfolio                                                       18,800,526                          13,418,450

        Growth and Income Portfolio                                           139,908,890                         150,682,808

        Growth Portfolio                                                       51,914,392                          57,493,084


Each  Portfolio  may  invest  in  financial  futures  contracts in order to gain exposure  to or protect against changes in the market. A Portfolio is exposed to market  risk  as  a  result  of changes in the value of the underlying financial instruments.  Investments  in  financial futures require a portfolio to "mark to market"  on  a daily basis, which reflects the change in the market value of the contract  at  the  close  of  each  day' s  trading. Typically, variation margin
payments    are    received    or    made    to

reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian or broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2001, are set forth in the Statements of Financial Futures.

(B)   The   following   summarizes   accumulated   net  unrealized  appreciation
(depreciation)  on investments and financial futures for each Portfolio at March
31, 2001:

                                                     GROSS                                GROSS

                                           APPRECIATION ($)                  (DEPRECIATION) ($)                         NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                  1,651,102                          (1,613,563)                        37,539

Growth and
    Income Portfolio                             10,010,523                         (16,033,944)                    (6,023,421)

Growth Portfolio                                  3,983,178                          (9,026,615)                    (5,043,437)

At  March  31, 2001 the cost of investments of each Portfolio for Federal income tax  purposes  was  substantially  the  same as the cost for financial reporting purposes.  The  cost  of  investments for each Portfolio for financial reporting
purposes    as    of    March    31,    2001    was    as    follows:


                  Income Portfolio                $  83,335,357

                  Growth and Income Portfolio       278,052,931

                  Growth Portfolio                  100,406,694

                                                        The Portfolios

Notes


                                                           For More Information

                        Dreyfus LifeTime

                        Portfolios, Inc.

                        200 Park Avenue

                        New York, NY 10166

                      Investment Adviser

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Sub-Investment Adviser

                        Mellon Equity

                        500 Grant Street

                        Pittsburgh, PA 15258

                      Custodian

                        Mellon Bank, N.A.

                        One Mellon Bank Center

                        Pittsburgh, PA 15258

                      Transfer Agent &

                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  DRPSA0301